Regulatory Matters (Narrative) (Detail) ft³ in Millions, $ in Millions			1 Months Ended													3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 01, 2019 USD ($)	Jun. 01, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 ft³	Mar. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2015 USD ($) Building	Nov. 30, 2013 kV mi	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																$ 85		$ 12		$ 1,232	$ 147
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																		$ 1		13	$ 127
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Submitted and approved decrease in base rate revenue												$ 14
Regulatory liabilities one time bill credit reduction amount																	$ 13
Impairment of assets and other charges																38				781
Virginia Electric and Power Company | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Proposed annual revenue reduction amount										$ 171
Interim rate reduction amount													$ 125
Annual revenue reduction amount									$ 183
Estimated annual revenue reduction on one-time customer credit																	132
Proposed revenue requirement							$ 1,500
Proposed revenue requirement recovered balance		$ 107					124
Increase (decrease) in revenue requirement		$ (254)					$ (192)
Virginia Electric and Power Company | Virginia Regulation | Rider E
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																21				21
Asset impairment after tax charge				$ 16												16				16
Total revenue requirement			$ 104								$ 114
Virginia Electric and Power Company | Virginia Regulation | Rider U
Public Utilities General Disclosures [Line Items]
Total revenue requirement			52
Virginia Electric and Power Company | Virginia Regulation | Rider U | Fourth Phase
Public Utilities General Disclosures [Line Items]
Projected capital investment			123
Virginia Electric and Power Company | Virginia Regulation | Battery Storage Pilot
Public Utilities General Disclosures [Line Items]
Estimated cost of project					$ 35
Virginia Electric and Power Company | Virginia Regulation | GTSA
Public Utilities General Disclosures [Line Items]
Estimated cost of project				816						$ 68						$ 816				816
Operations and maintenance expenses				83																$ 102
Proposed cost of project				511
Virginia Electric and Power Company | Virginia Regulation | Surry Switching Station Transmission Line
Public Utilities General Disclosures [Line Items]
Length of transmission line (miles) | mi															7
Capacity of transmission line (kV) | kV															500
Virginia Electric and Power Company | Virginia Regulation | Transmission Line from Skiffes Creek Switching Station to Wheaton Substation
Public Utilities General Disclosures [Line Items]
Length of transmission line (miles) | mi															20
Capacity of transmission line (kV) | kV															230
Virginia Electric and Power Company | North Carolina Regulation
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement					(18)
Percentage of earned return									7.52%
Authorized return percentage									9.90%
Return of equity percentage									10.75%
Virginia Electric and Power Company | North Carolina Regulation | Annual Base Fuel Revenues
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement	$ 27			24
Dominion Energy South Carolina Inc | South Carolina Regulation
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement						$ 7
Total revenue requirement						437
Approved revenue required			$ 436
East Ohio | Ohio Regulation | UEX Rider
Public Utilities General Disclosures [Line Items]
Elimination of over-recovered balance of accumulated bad debt expense									$ 3
East Ohio | Ohio Regulation | Scenario Forecast | UEX Rider
Public Utilities General Disclosures [Line Items]
Recovery of prospective net bad debt expense																							$ 15
Hope Gas, Inc. | West Virginia Regulation | PREP
Public Utilities General Disclosures [Line Items]
Amount of cost recovery	$ 10
Hope Gas, Inc. | West Virginia Regulation | Scenario Forecast | PREP
Public Utilities General Disclosures [Line Items]
Projected capital investment																						$ 39		$ 29
Cove Point | West Virginia Regulation | PREP
Public Utilities General Disclosures [Line Items]
Amount of cost recovery																									$ 30
Cove Point | Federal Energy Regulatory Commission
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement					1
Impairment of assets and other charges											37
Asset impairment after tax charge											28														$ 28
Public utilities expected cost to acquire productive assets														$ 150
Public utilities number of binding precedent agreements for project facilities | Building														2
Estimated Cost of project											$ 45
Annual transportation cost rate adjustment, approval amount requested to recover amount					$ 25
Questar Gas | Utah Regulation
Public Utilities General Disclosures [Line Items]
LNG storage facility, liquefaction rate per day | ft³								8.2
DETI | Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Disallowance of costs of property, plant and equipment																			$ 129
Disallowance of costs of property, plant and equipment, net of tax																			$ 94
DETI | Dominion Energy Gas Holdings, LLC | Federal Energy Regulatory Commission | Supply Header Project
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																	13
Asset impairment after tax charge						$ 10											$ 10
DETI | Dominion Energy Gas Holdings, LLC | Federal Energy Regulatory Commission | Supply Header Project | Atlantic Coast Pipeline
Public Utilities General Disclosures [Line Items]
Annual transportation cost rate adjustment, approval amount requested to recover amount				38
Annual electric power cost rate adjustment, approval amount requested to recover amount				$ 10